SCHEDULE OF CLASSIFICATION OF FINANCIAL INSTRUMENTS (Details)	12 Months Ended
Dec. 31, 2022
Financial Assets, Cash and cash equivalents	Amortized cost
Financial Assets, Short-term investments	Amortized cost
Financial Assets, Accounts receivable	Amortized cost
Financial Liabilities, Accounts payable and accrued liabilities	Amortized cost
Financial Liabilities, Convertible debentures	Amortized cost
Financial Liabilities, Contract liabilities	Amortized cost
Financial Liabilities, Covid-19 government support loans	Amortized cost